Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MARYLAND MUNICIPAL BOND FUND
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED SEPTEMBER 30, 2024
1.	The section “Fund Summaries—Nuveen Maryland Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[2]	0.03%	0.03%	0.03%

Remainder of Other Expenses	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.83%	1.63%	0.63%

Fee Waivers and/or Expense Reimbursements[3,4]	(0.07)%	(0.07)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%	1.56%	0.56%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Maryland Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$494	$159	$57

3 Years	$654	$494	$181

5 Years	$842	$867	$331

10 Years	$1,384	$1,915	$767
3.	The section “Fund Summaries—Nuveen New Mexico Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.51%	0.51%	0.51%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[2]	0.02%	0.02%	0.02%

Remainder of Other Expenses	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses	0.90%	1.70%	0.70%

Fee Waivers and/or Expense Reimbursements[3,4]	(0.08)%	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.82%	1.62%	0.62%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen New Mexico Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$500	$165	$63

3 Years	$672	$513	$200

5 Years	$875	$901	$366

10 Years	$1,460	$1,989	$848

Nuveen Maryland Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MARYLAND MUNICIPAL BOND FUND
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED SEPTEMBER 30, 2024
1.	The section “Fund Summaries—Nuveen Maryland Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[2]	0.03%	0.03%	0.03%

Remainder of Other Expenses	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.83%	1.63%	0.63%

Fee Waivers and/or Expense Reimbursements[3,4]	(0.07)%	(0.07)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%	1.56%	0.56%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Maryland Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$494	$159	$57

3 Years	$654	$494	$181

5 Years	$842	$867	$331

10 Years	$1,384	$1,915	$767

Nuveen Maryland Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 494
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,384
1 Year	rr_ExpenseExampleNoRedemptionYear01	494
3 Years	rr_ExpenseExampleNoRedemptionYear03	654
5 Years	rr_ExpenseExampleNoRedemptionYear05	842
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
Nuveen Maryland Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,915
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	867
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,915
Nuveen Maryland Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	331
10 Years	rr_ExpenseExampleYear10	767
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	181
5 Years	rr_ExpenseExampleNoRedemptionYear05	331
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 767
Nuveen New Mexico Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED SEPTEMBER 30, 2024
3.	The section “Fund Summaries—Nuveen New Mexico Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.51%	0.51%	0.51%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[2]	0.02%	0.02%	0.02%

Remainder of Other Expenses	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses	0.90%	1.70%	0.70%

Fee Waivers and/or Expense Reimbursements[3,4]	(0.08)%	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.82%	1.62%	0.62%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen New Mexico Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$500	$165	$63

3 Years	$672	$513	$200

5 Years	$875	$901	$366

10 Years	$1,460	$1,989	$848

Nuveen New Mexico Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 500
3 Years	rr_ExpenseExampleYear03	672
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,460
1 Year	rr_ExpenseExampleNoRedemptionYear01	500
3 Years	rr_ExpenseExampleNoRedemptionYear03	672
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,460
Nuveen New Mexico Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	$ 165
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	901
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	513
5 Years	rr_ExpenseExampleNoRedemptionYear05	901
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,989
Nuveen New Mexico Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	848
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	200
5 Years	rr_ExpenseExampleNoRedemptionYear05	366
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 848

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[2]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.
[4]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.